Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	85,000,000
Proposed Maximum Offering Price per Unit | $ / shares	56.88
Maximum Aggregate Offering Price	$ 4,834,800,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 667,685.88
Offering Note

(1)
The Registration Statement on Form S-8 registers offers and sales of 85,000,000 shares of common stock, par value $0.10 per share (“Common Stock”), of Bristol-Myers Squibb Company. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of securities being registered shall be adjusted to include any additional securities that may become issuable as a result of stock splits, stock dividends, recapitalizations or similar transactions.

(2)
Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based on the average of the high and low prices reported for a share of Common Stock on the New York Stock Exchange on May 6, 2026.